Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Redemption price percentage by period [Table Text Block]
CBII and CBL may also redeem the 7.875% Notes as follows:

If redeemed during the 12-month period commencing February 1,	Redemption Price
2016	105.906%
2017	103.938%
2018	101.969%
2019 and thereafter	100.000%

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
Debt as of the balance sheet dates consists of the following:

	December 31, 2012		December 31, 2011
	Carrying	Estimated	Carrying	Estimated
(In thousands)	Value	Fair Value	Value	Fair Value
Parent company[1]:
7½% Senior Notes due 2014	$106,438	$106,000	$106,438	$107,000
4.25% Convertible Senior Notes due 2016	153,082	174,000	143,367	172,000
Subsidiaries[2]:
Credit Facility Revolving Loan	40,000	38,000	—	—
Credit Facility Term Loan	305,250	296,000	321,750	321,000
Other	755	700	924	900
Less current portion	(65,008)		(16,774)
Total long-term debt	$540,517		$555,705

[1]
The fair value of the parent company debt is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). See also Note 12 for discussion of fair value.

[2]
Credit facilities and other subsidiary debt may be traded on the secondary loan market, and the fair value of the Term Loan is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 12 for discussion of fair value.

Schedule of Maturities of Long-term Debt	Debt maturities are as follows:

(In thousands)
2013	$65,008
2014	139,671
2015	33,224
2016	414,528
2017	12
Later years	—

Schedule of the Financial Maintenance Covenants During the Covenant Amendment Period
During the Covenant Amendment Period, the financial maintenance covenants are as follows:

Period(s) Ending	CBL Leverage Ratio no higher than:
Fiscal quarters ending 6/30/2012 - 12/31/2012	6.50x
Fiscal quarter ending 3/31/2013	5.75x
Fiscal quarter ending 6/30/2013	4.50x
Fiscal quarter ending 9/30/2013	4.00x
Fiscal quarter ending 12/31/2013 and the end of any fiscal quarter ended thereafter	3.50x

Period(s) Ending	Fixed Charge Coverage Ratio at least:
Fiscal quarters ending 6/30/2012 - 6/30/2013	1.00x
Fiscal quarter ending 9/30/2013 and the end of any fiscal quarter ended thereafter	1.15x

Carrying Amounts of Convertible Debt and Equity Components
The carrying amounts of the debt and equity components of the Convertible Notes are as follows:

	December 31,
(In thousands)	2012	2011
Principal amount of debt component[1]	$200,000	$200,000
Unamortized discount	(46,918)	(56,633)
Net carrying amount of debt component	$153,082	$143,367

Equity component	$84,904	$84,904
Issuance costs and income taxes	(3,210)	(3,210)
Equity component, net of issuance costs and income taxes	$81,694	$81,694

[1]
As of December 31, 2012 and 2011, the Convertible Notes' “if-converted” value did not exceed their principal amount because the company's common stock price was below the conversion price of the Convertible Notes.

Convertible Notes Interest Expense
The interest expense related to the Convertible Notes was as follows:

	December 31,
(In thousands)	2012	2011	2010
4.25% coupon interest	$8,500	$8,500	$8,500
Amortization of deferred financing fees	469	469	469
Amortization of discount on the debt component	9,715	8,606	7,623
	$18,684	$17,575	$16,592